Customer deposits (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Customer Deposits [Line Items]
Advances for real estate properties under development	$ 881,684,760	$ 773,014,656
Add: revenue recognized in excess of amounts received from customers	(18,022,093)	18,612,485
Less: progress billings	(813,462,059)	(722,103,502)
Total net balance	$ 50,200,608	$ 69,523,639
Customer deposits backed by mortgage loans, percentage			40.00%	80.00%